Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Jun. 24, 2019
Document Effective Date	Jun. 24, 2019
Prospectus Date	May 01, 2019